FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$ 1,792	$ 10,827	$ (2,053)
Tower's loans (including current maturities) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance - at fair value	106,645	93,845
Total losses (gains) unrealized in earnings	2,040	12,800
Ending balance - at fair value	108,685	106,645
Unrealized losses (gains) recognized in earnings from liabilities held at period end	2,040	12,800
Others [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance - at fair value	295	2,268
Total losses (gains) unrealized in earnings	(248)	(1,973)
Ending balance - at fair value	47	295
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$ (248)	$ (1,973)